RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Schedule of Market Risk
The following table provides the impact on net income and other comprehensive income [“OCI”] of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2021:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	(301,683)	4,917	301,683	(4,917)
Australian dollar	(191)	1,469	191	(1,469)
Hong Kong dollar	138	—	(138)	—
The following table provides the impact on net income and OCI of a 10% change in the value of foreign currencies with respect to CI’s net financial assets as at December 31, 2020:

	10% strengthening of foreign exchange rate on net income	10% strengthening of foreign exchange rate on OCI	10% weakening of foreign exchange rate on net income	10% weakening of foreign exchange rate on OCI
United States dollar	(75,123)	1,511	75,123	(1,511)
Australian dollar	389	761	(389)	(761)
Hong Kong dollar	127	—	(127)	—

Schedule of Contractual Maturities
CI’s liabilities have contractual maturities, excluding interest payments, as follows:

	Total	2022	2023	2024	2025	2027	2030	2051
	$	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	351,495	351,495	—	—	—	—	—	—
Dividends payable	71,072	71,072	—	—	—	—	—	—
Client and trust funds payable	1,202,079	1,202,079	—	—	—	—	—	—
Long-term debt	3,798,711	444,486	—	301,433	450,000	250,000	1,214,344	1,138,448
Deferred consideration	136,053	123,277	12,776	—	—	—	—	—
Contingent consideration	346,894	41,773	225,747	63,368	16,006	—	—	—
Put option	427,867	400,440	—	5,647	18,782	2,998	—	—
Total	6,334,171	2,634,622	238,523	370,448	484,788	252,998	1,214,344	1,138,448
The approximate future minimum annual rental payments under such leases are as follows:

$
2022	27,817
2023	26,012
2024	25,114
2025	23,304
2026	21,745
2027+	121,300

Schedule of Credit Risk
Securities lending and borrowing agreements consist of the following as at December 31, 2021:

	Cash	Securities
	$	$
Loaned or delivered as collateral	6,942	6,631
Borrowed or received as collateral	16,882	16,530
Securities lending and borrowing agreements consist of the following as at December 31, 2020:

	Cash	Securities
	$	$
Loaned or delivered as collateral	12,321	11,523
Borrowed or received as collateral	31,862	30,520